ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. BOND INDEX FUND
Unaudited		July 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 22.5%
Aerospace & Defense 0.7%
Boeing, 6.125%, 2/15/33	50	51
Boeing Capital, 6.10%, 3/1/11	350	358
Lockheed Martin, 7.65%, 5/1/16	250	283
Lockheed Martin, 7.75%, 5/1/26	50	59
Lockheed Martin, 8.50%, 12/1/29	100	128
Northrop Grumman, 7.125%, 2/15/11	200	212
		1,091
Airlines 0.1%
Southwest Airlines, 6.50%, 3/1/12	85	87
		87
Automotive 0.1%
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	116
Toyota Motor Credit, 4.35%, 12/15/10	5	5
		127
Banking 4.1%
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	240
Bank of America, 3.375%, 2/17/09	250	238
Bank of America, 3.875%, 1/15/08	75	73
Bank of America, 4.75%, 10/15/06	10	10
Bank of America, 4.875%, 9/15/12	100	97
Bank of America, 6.375%, 2/15/08	10	10
Bank of America, 6.625%, 10/15/07	10	10
Bank of America, 7.25%, 10/15/25	10	11
Bank of America, 7.40%, 1/15/11	110	118
Bank One, 3.70%, 1/15/08	100	98
Bank One, 6.875%, 8/1/06	5	5
BB&T, 4.75%, 10/1/12	95	91
BB&T, 5.25%, 11/1/19	200	187
Capital One Bank, 6.50%, 6/13/13	300	309
Chase Manhattan, 7.875%, 6/15/10	65	70
Citicorp, 7.00%, 7/1/07	8	8
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	238
Citigroup, 5.50%, 8/9/06	12	12
Citigroup, 5.625%, 8/27/12	500	501
Citigroup, 6.00%, 2/21/12	13	13
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	208
First Union National Bank, 5.80%, 12/1/08	100	101
First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	232
HSBC Bank USA, 5.875%, 11/1/34	300	282
HSBC Holdings, 5.25%, 12/12/12	100	98
HSBC Holdings, 7.50%, 7/15/09	100	105
JPMorgan Chase, 4.875%, 3/15/14	410	387
JPMorgan Chase, 5.75%, 1/2/13	130	130
JPMorgan Chase Capital, 5.875%, 3/15/35	325	300
Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 3.80%, 2/8/08	150	146
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	101
National Westminster Bank PLC, 7.375%, 10/1/09	4	4
NBD Bancorp, 7.125%, 5/15/07	8	8
PNC Bank, 4.875%, 9/21/17	250	229
PNC Funding, 5.125%, 12/14/10	125	123
Regions Financial, 6.375%, 5/15/12	100	103
Royal Bank of Canada, 3.875%, 5/4/09	150	144
Royal Bank of Scotland, 5.00%, 10/1/14	125	119
Sovereign Bancorp, 4.80%, 9/1/10 (1)	150	144
Suntrust Bank, 5.45%, 12/1/17	130	125
Synovus Financial, 4.875%, 2/15/13	90	86
U.S. Bank, 4.95%, 10/30/14	200	189
U.S. Bank, 6.375%, 8/1/11	150	155
Wachovia, 4.95%, 11/1/06	12	12
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	141
Wells Fargo, 4.20%, 1/15/10	150	144
Wells Fargo, 5.00%, 11/15/14	5	5
Wells Fargo, 5.125%, 9/1/12	350	340
Wells Fargo, 5.25%, 12/1/07	100	100
World Savings Bank, F.S.B., 4.125%, 12/15/09	100	96
		6,757
Beverages 0.4%
Bottling Group, 4.625%, 11/15/12	100	95
Coca Cola Enterprises, 6.75%, 1/15/38	8	8
Coca Cola Enterprises, 7.125%, 8/1/17	15	17
Coca Cola Enterprises, 8.50%, 2/1/12	15	17
Coors Brewing, 6.375%, 5/15/12	175	179
PepsiAmericas, 4.875%, 1/15/15	125	117
PepsiCo, 5.75%, 1/15/08	200	201
		634
Broadcasting 0.1%
CBS, 7.875%, 7/30/30	15	16
Turner Broadcasting, 8.375%, 7/1/13	8	9
Viacom, 5.75%, 4/30/11 (1)	115	113
		138
Building & Real Estate 0.2%
Lennar, 5.60%, 5/31/15	150	138
Pulte Homes, 5.20%, 2/15/15	200	180
		318
Building Products 0.1%
CRH America, 6.40%, 10/15/33	150	148
		148
Cable Operators 0.6%
AT&T Broadband, 8.375%, 3/15/13	616	689
Cox Communications, 6.75%, 3/15/11	100	103
Cox Communications, 7.125%, 10/1/12	150	156
Cox Communications, 7.75%, 8/15/06	50	50
		998
Chemicals 0.1%
Lubrizol, 5.50%, 10/1/14	200	191
		191
Computer Service & Software 0.4%
Cisco Systems, 5.50%, 2/22/16	175	170
IBM, 3.80%, 2/1/08	95	93
IBM, 4.25%, 9/15/09	100	97
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	122
Oracle, 5.00%, 1/15/11	250	243
		748
Conglomerates 0.7%
GE Capital, 3.125%, 4/1/09	350	331
GE Capital, 5.00%, 2/15/07	80	80
GE Capital, 5.45%, 1/15/13	500	496
GE Capital, 7.375%, 1/19/10	9	9
Hutchison Whampoa, 6.50%, 2/13/13 (1)	200	204
United Technologies, 7.50%, 9/15/29	5	6
		1,126
Consumer Products 0.2%
Fortune Brands, 5.125%, 1/15/11	120	116
Fortune Brands, 6.25%, 4/1/08	200	202
Gillette, 3.50%, 10/15/07	50	49
Newell Rubbermaid, 4.625%, 12/15/09	35	34
		401
Department Stores 0.1%
May Department Stores, 5.75%, 7/15/14	200	196
		196
Diversified Chemicals 0.2%
Dow Chemical, 5.97%, 1/15/09	150	152
Du Pont E I De Nemours, 5.875%, 5/11/09	65	66
Du Pont E I De Nemours, 8.25%, 9/15/06	5	5
Praxair, 6.375%, 4/1/12	104	107
Praxair, 6.50%, 3/1/08	5	5
		335
Drugs 0.1%
Amgen, 4.00%, 11/18/09	125	120
Bristol-Myers Squibb, 6.80%, 11/15/26	6	6
Genentech, 4.40%, 7/15/10	60	58
		184
Energy 0.2%
Transocean, 7.50%, 4/15/31	200	226
XTO Energy, 4.90%, 2/1/14	100	93
		319
Exploration & Production 0.1%
Anadarko Petroleum, 5.375%, 3/1/07	3	3
Encana, 4.60%, 8/15/09	250	243
		246
Financial 1.1%
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	97
Associates Corporation of North America, 6.875%, 11/15/08	5	5
CIT Group, 5.00%, 2/1/15	400	375
CIT Group, 5.40%, 1/30/16	150	144
Countrywide Financial, 6.25%, 5/15/16	200	199
Countrywide Home Loans, 6.25%, 4/15/09	15	15
Eksportfinans, 4.75%, 12/15/08	350	346
Household Finance, 4.75%, 7/15/13	9	8
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
Household Finance, 7.00%, 5/15/12	9	10
International Lease Finance, 4.875%, 9/1/10	350	340
International Lease Finance, 6.375%, 3/15/09	100	102
SLM, 5.05%, 11/14/14	200	189
		1,853
Food Processing 0.4%
Archer Daniels Midland Company, 8.875%, 4/15/11	5	6
Bestfoods, 6.625%, 4/15/28	5	5
Bunge Limited Finance, 4.375%, 12/15/08	200	194
Bunge Limited Finance, 5.10%, 7/15/15	115	105
Kellogg, 7.45%, 4/1/31	100	116
Kraft Foods, 4.00%, 10/1/08	150	145
Kraft Foods, 6.50%, 11/1/31	100	102
		673
Forest Products 0.2%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	62	62
International Paper Company, 5.85%, 10/30/12 (2)	300	299
		361
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	150	147
		147
Gas & Gas Transmission 1.0%
Boardwalk Pipelines, 5.50%, 2/1/17	300	283
Consolidated Natural Gas, 5.00%, 3/1/14	200	187
Consolidated Natural Gas, 6.25%, 11/1/11	15	15
Duke Capital, 4.37%, 3/1/09	400	389
Enterprise Products Operations, 4.95%, 6/1/10	300	290
Kinder Morgan Finance, 5.70%, 1/5/16	175	153
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	196
Southern California Gas, 5.75%, 11/15/35	140	134
Vastar Resources, 6.50%, 4/1/09	4	4
		1,651
Health Care 0.3%
Hospira, 4.95%, 6/15/09	150	147
Medtronic, 4.375%, 9/15/10	210	201
Wellpoint, 5.00%, 1/15/11	130	127
		475
Industrial-Other 0.0%
Amvescap PLC, 5.90%, 1/15/07	3	3
		3
Information Technology 0.2%
Emerson Electric Company, 4.50%, 5/1/13	255	240
Honeywell, 6.625%, 6/15/28	5	5
Motorola, 8.00%, 11/1/11	75	83
		328
Insurance 1.0%
AFLAC, 6.50%, 4/15/09	100	102
Allstate, 6.125%, 12/15/32	150	146
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	11
Allstate, 7.50%, 6/15/13	2	2
AMBAC Financial, 5.95%, 12/5/35	200	190
American General, 7.50%, 8/11/10	100	107
Hartford Financial Services, 4.75%, 3/1/14	200	186
Hartford Life, 7.65%, 6/15/27	100	115
John Hancock Financial Services, 5.625%, 12/1/08	100	100
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	97
Prudential Financial, 5.40%, 6/13/35	375	330
Safeco, 4.875%, 2/1/10	150	146
St. Paul Travelers Companies, 5.75%, 3/15/07	50	50
		1,585
Investment Dealers 2.1%
Ameriprise Financial, 5.35%, 11/15/10	85	84
Bear Stearns, 2.875%, 7/2/08	8	8
Bear Stearns, 4.50%, 10/28/10	200	193
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	147
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	195
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	221
Franklin Resources, 3.70%, 4/15/08	20	19
Goldman Sachs, 3.875%, 1/15/09	85	82
Goldman Sachs, 5.15%, 1/15/14	400	383
Goldman Sachs, 6.60%, 1/15/12	407	425
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	48
Jefferies Group, 6.25%, 1/15/36	75	70
Lehman Brothers, 3.95%, 11/10/09	300	286
Lehman Brothers, 4.25%, 1/27/10	200	192
Lehman Brothers, 4.80%, 3/13/14	125	117
Merrill Lynch, 3.125%, 7/15/08	200	191
Merrill Lynch, 4.125%, 1/15/09	150	146
Merrill Lynch, 5.00%, 1/15/15	200	190
Merrill Lynch, 6.875%, 11/15/18	65	69
Morgan Stanley, 4.75%, 4/1/14	425	394
Morgan Stanley, 6.75%, 4/15/11	8	8
		3,475
Manufacturing 0.4%
Caterpillar Financial Services, 4.50%, 9/1/08	150	147
Caterpillar Financial Services, 4.75%, 2/17/15	175	164
Honeywell International, 6.125%, 11/1/11	175	179
John Deere Capital, 3.90%, 1/15/08	50	49
John Deere Capital, 4.375%, 3/14/08	150	147
		686
Media & Communications 0.4%
News America, 7.25%, 5/18/18	300	323
Time Warner Entertainment, 8.375%, 3/15/23	300	336
		659
Metals 0.1%
Alcan Aluminum, 5.00%, 6/1/15	100	93
Alcoa, 5.375%, 1/15/13	120	118
Alcoa, 6.50%, 6/1/11	12	13
		224
Metals & Mining 0.3%
BHP Billiton Financial, 5.00%, 12/15/10	175	171
Inco, 7.75%, 5/15/12	100	108
Newmont Mining, 5.875%, 4/1/35	200	180
		459
Oil Field Services 0.1%
Baker Hughes, 6.00%, 2/15/09	150	152
		152
Other Telecommunications 0.0%
Verizon New England, 6.50%, 9/15/11	20	20
		20
Petroleum 1.0%
Amoco, 6.50%, 8/1/07	4	4
ConocoPhillips, 5.90%, 10/15/32	250	246
Devon Financing, 6.875%, 9/30/11	200	210
Enbridge, 4.90%, 3/1/15	150	139
Occidental Petroleum, 6.75%, 1/15/12	300	317
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (1)	100	95
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	374
Petro-Canada, 5.95%, 5/15/35	200	185
Phillips Petroleum Company, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	139
Texaco Capital, 5.50%, 1/15/09	5	5
Texaco Capital, 8.625%, 4/1/32	5	7
		1,747
Railroads 0.3%
Canadian National Railway, 6.25%, 8/1/34	95	98
Norfolk Southern, 5.59%, 5/17/25	48	45
Norfolk Southern, 7.25%, 2/15/31	52	59
Union Pacific, 6.65%, 1/15/11	350	364
		566
Real Estate Investment Trust Securities 0.5%
Arden Realty, 5.25%, 3/1/15	115	111
EOP Operating LP, 7.00%, 7/15/11	325	340
ERP Operating LP, 5.375%, 8/1/16	105	100
Reckson Operating, 6.00%, 3/31/16	175	174
Simon Property Group, 5.75%, 12/1/15	150	147
		872
Retail 0.3%
Dayton Hudson, 5.875%, 11/1/08	1	1
JC Penney, 8.00%, 3/1/10	175	187
Target, 5.40%, 10/1/08	10	10
Target, 5.875%, 3/1/12	100	102
Wal-Mart Stores, 4.375%, 7/12/07	1	1
Wal-Mart Stores, 5.25%, 9/1/35	150	134
Wal-Mart Stores, 6.875%, 8/10/09	100	104
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		549
Satellites 0.1%
British Sky Broadcasting Group, 6.875%, 2/23/09	150	154
		154
Specialty Retailers 0.3%
Home Depot, 5.40%, 3/1/16	200	195
Lowe's Companies, 5.00%, 10/15/15	250	237
		432
Telephones 1.5%
Alltel, 6.50%, 11/1/13	5	5
Alltel, 7.00%, 3/15/16	11	12
AT&T, 5.10%, 9/15/14	625	586
BellSouth, 6.875%, 10/15/31	21	21
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
France Telecom, 7.75%, 3/1/11 (2)	400	434
GTE, 6.94%, 4/15/28	15	15
GTE South, 6.125%, 6/15/07	15	15
Southwestern Bell Telephone Company, 6.625%, 7/15/07	15	15
Telecom Italia Capital, 5.25%, 11/15/13	500	470
Telefonos de Mexico, 4.75%, 1/27/10	245	237
Verizon Communications, 5.55%, 2/15/16	300	286
Verizon Global Funding, 4.00%, 1/15/08	100	98
Verizon Global Funding, 7.25%, 12/1/10	100	105
Verizon Global Funding, 7.75%, 12/1/30	100	109
		2,413
Utilities 1.5%
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	97
American Electric Power, 5.375%, 3/15/10	150	149
Appalachian Power, 3.60%, 5/15/08	200	193
Black Hills, 6.50%, 5/15/13	50	50
Boston Edison, 4.875%, 4/15/14	100	96
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	107
Consolidated Edison, Series B, 7.50%, 9/1/10	105	112
Energy East, 5.75%, 11/15/06	40	40
Exelon Generation, 6.95%, 6/15/11	150	157
Georgia Power, 5.25%, 12/15/15	200	192
Indiana Michigan Power Company, 6.125%, 12/15/06	3	3
MidAmerican Energy, 6.125%, 4/1/36 (1)	170	161
NiSource Finance, 7.875%, 11/15/10	200	215
Northern States Power, 5.25%, 7/15/35	145	128
Pacific Gas & Electric, 3.60%, 3/1/09	200	191
PPL Electric Utilities, 5.875%, 8/15/07	30	30
PPL Energy Supply, 6.40%, 11/1/11	50	51
Progress Energy, 7.10%, 3/1/11	100	106
Public Service Company of Colorado, 7.875%, 10/1/12	150	168
Southern California Edison, 4.65%, 4/1/15	200	185
Virginia Electric & Power, 7.625%, 7/1/07	6	6
		2,443
Wireless Communications 0.8%
Airtouch Communications, 6.65%, 5/1/08	10	10
America Movil, 5.50%, 3/1/14	350	334
AT&T Wireless, 7.50%, 5/1/07	10	10
AT&T Wireless, 7.875%, 3/1/11	300	325
AT&T Wireless, 8.75%, 3/1/31	100	125
Sprint Capital, 6.875%, 11/15/28	350	355
Sprint Capital, 7.625%, 1/30/11	150	161
Vodafone Airtouch PLC, 7.875%, 2/15/30	10	11
		1,331

Total Corporate Bonds (Cost $38,244)		37,302
ASSET-BACKED SECURITIES 1.8%
Auto Backed 0.7%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	70	70
Hyundai Auto Receivables Trust
Series 2006-A, Class A4, 5.26%, 11/15/12	425	423
Whole Auto Loan Trust
Series 2004-1, Class A4, 3.26%, 3/15/11	675	653
		1,146
Credit Card Backed 0.5%
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7, 4.70%, 6/15/15	375	361
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 3/15/13	375	363
		724
Home Equity Loans Backed 0.4%
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (3)	420	411
New Century Home Equity Loan Trust
Series 2005-A, Class A6, 4.954%, 8/25/35 (3)	293	282
		693
Motorcycles 0.1%
Harley Davidson Motorcycle Trust
Series 2003-2, Class A2, 2.07%, 2/15/11	233	225
		225
Stranded Asset 0.1%
Reliant Energy Transition
Series 2001-1, Class A2, 4.76%, 9/15/09	201	199
		199

Total Asset-Backed Securities (Cost $3,064)		2,987
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.8%
Commercial Mortgage Backed Securities 4.8%
Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	500	475
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	350	334
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	1,100	1,045
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575	556
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	225	208

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	625	596

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	311	303

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, 5.712%, 9/11/38	250	251

Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, 5.226%, 7/15/44 (3)	225	216

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO, 4.235%, 5/10/43	296	290

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	250	260

GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO, 6.079%, 5/15/33	40	40

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO, 6.531%, 5/15/33	400	415

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO, 5.082%, 11/10/45	324	321

JPMorgan Chase Commercial Mortgage Finance
Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32	121	127

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	285	291

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, 4.824%, 10/15/42 (3)	375	358

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO, 5.481%, 12/12/44	300	294

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	507	491

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO, 5.156%, 2/15/31	875	839

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	200	203

Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,222)		7,913
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 35.0%
U.S. Government Agency Obligations (4) 32.5%
Federal Home Loan Mortgage
4.50%, 5/1/19 - 9/1/35	1,339	1,246
5.00%, 10/1/18 - 5/1/36	6,289	5,997
5.50%, 3/1/18 - 6/1/36	6,997	6,827
6.00%, 12/1/13 - 12/1/33	945	944
6.50%, 4/1/16 - 1/1/36	2,981	3,024
7.00%, 11/1/30 - 6/1/32	53	54
7.50%, 4/1/15	6	6
Federal Home Loan Mortgage, TBA, 6.00%, 1/1/33	1,654	1,645
Federal National Mortgage Assn.
4.50%, 5/1/18 - 6/1/35	4,933	4,695
5.00%, 12/1/08 - 10/1/35	9,444	8,996
5.50%, 1/1/17 - 1/1/36	11,640	11,359
6.00%, 2/1/33 - 11/1/34	6,413	6,385
6.50%, 4/1/15 - 12/1/32	1,689	1,715
7.00%, 7/1/10 - 7/1/32	267	274
7.50%, 10/1/25 - 5/1/31	57	60
8.00%, 3/1/31	72	76
Federal National Mortgage Assn., TBA, 6.00%, 1/1/19	474	477
		53,780
U.S. Government Obligations 2.5%
Government National Mortgage Assn.
4.50%, 3/20/34	418	387
5.00%, 7/15/33 - 9/15/33	1,638	1,567
5.50%, 8/15/35	700	686
6.00%, 7/15/16 - 2/15/36	817	821
6.50%, 5/15/16 - 9/20/34	110	112
7.00%, 3/15/13 - 6/15/31	147	151
7.50%, 11/15/12 - 1/15/32	302	315
8.00%, 1/15/26	40	42
		4,081

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $59,108)		57,861
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 31.8%
U.S. Government Agency Obligations (4) 9.6%
Federal Farm Credit Bank, 5.75%, 1/18/11	300	305
Federal Home Loan Bank, 2.75%, 3/14/08	500	481
Federal Home Loan Bank, 3.75%, 8/18/09	1,000	960
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,461
Federal Home Loan Bank, 5.25%, 6/18/14	1,000	994
Federal Home Loan Bank, 5.60%, 6/28/11	185	187
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	718
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	476
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,181
Federal Home Loan Mortgage, 4.625%, 2/21/08	275	272
Federal Home Loan Mortgage, 4.875%, 3/15/07	40	40
Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,008
Federal Home Loan Mortgage, 5.75%, 3/15/09	100	101
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	817
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	371
Federal National Mortgage Assn., 4.25%, 7/15/07	60	59
Federal National Mortgage Assn., 4.375%, 10/15/06	60	60
Federal National Mortgage Assn., 5.00%, 1/15/07	97	97
Federal National Mortgage Assn., 5.25%, 1/15/09	60	60
Federal National Mortgage Assn., 5.25%, 8/1/12	115	114
Federal National Mortgage Assn., 5.50%, 3/15/11	300	303
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,629
Federal National Mortgage Assn., 6.00%, 5/15/11	355	365
Federal National Mortgage Assn., 6.25%, 5/15/29	342	374
Federal National Mortgage Assn., 6.625%, 10/15/07	700	711
Federal National Mortgage Assn., 6.625%, 9/15/09	100	104
Federal National Mortgage Assn., 6.625%, 11/15/30	500	573
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,065
Federal National Mortgage Assn., 7.25%, 1/15/10	740	786
Tennessee Valley Authority, 4.75%, 8/1/13	200	193
		15,865
U.S. Treasury Obligations 22.2%
U.S. Treasury Bonds, 4.50%, 2/15/36	200	183
U.S. Treasury Bonds, 5.25%, 2/15/29	1,554	1,574
U.S. Treasury Bonds, 5.375%, 2/15/31	557	576
U.S. Treasury Bonds, 5.50%, 8/15/28	146	153
U.S. Treasury Bonds, 6.00%, 2/15/26	600	661
U.S. Treasury Bonds, 6.125%, 11/15/27	43	48
U.S. Treasury Bonds, 6.25%, 8/15/23	800	896
U.S. Treasury Bonds, 6.25%, 5/15/30	163	188
U.S. Treasury Bonds, 7.25%, 5/15/16	505	591
U.S. Treasury Bonds, 7.25%, 8/15/22	800	980
U.S. Treasury Bonds, 7.50%, 11/15/16	75	90
U.S. Treasury Bonds, 7.875%, 2/15/21	800	1,020
U.S. Treasury Bonds, 8.125%, 8/15/19	750	962
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	1,525	1,990
U.S. Treasury Bonds, 9.25%, 2/15/16	20	26
U.S. Treasury Bonds, 9.875%, 11/15/15	180	245
U.S. Treasury Notes, 2.625%, 5/15/08	90	86
U.S. Treasury Notes, 2.625%, 3/15/09	745	703
U.S. Treasury Notes, 2.75%, 8/15/07	4,410	4,306
U.S. Treasury Notes, 3.00%, 11/15/07	135	132
U.S. Treasury Notes, 3.00%, 2/15/08	1,777	1,724
U.S. Treasury Notes, 3.00%, 2/15/09	100	95
U.S. Treasury Notes, 3.125%, 4/15/09	735	702
U.S. Treasury Notes, 3.25%, 8/15/07	245	241
U.S. Treasury Notes, 3.375%, 2/15/08	3,700	3,609
U.S. Treasury Notes, 3.375%, 12/15/08	450	434
U.S. Treasury Notes, 3.375%, 9/15/09	50	48
U.S. Treasury Notes, 3.375%, 10/15/09	300	286
U.S. Treasury Notes, 3.50%, 8/15/09	205	197
U.S. Treasury Notes, 3.625%, 1/15/10	50	48
U.S. Treasury Notes, 3.75%, 5/15/08	650	636
U.S. Treasury Notes, 3.875%, 7/15/10	2,800	2,699
U.S. Treasury Notes, 3.875%, 2/15/13	700	659
U.S. Treasury Notes, 4.00%, 6/15/09	55	54
U.S. Treasury Notes, 4.00%, 4/15/10	45	44
U.S. Treasury Notes, 4.00%, 2/15/15	195	182
U.S. Treasury Notes, 4.25%, 8/15/13	1,020	979
U.S. Treasury Notes, 4.25%, 11/15/13	845	809
U.S. Treasury Notes, 4.25%, 11/15/14	160	152
U.S. Treasury Notes, 4.375%, 12/15/10	2,200	2,154
U.S. Treasury Notes, 4.375%, 8/15/12	2,700	2,625
U.S. Treasury Notes, 4.75%, 11/15/08	145	144
U.S. Treasury Notes, 5.00%, 8/15/11	330	332
U.S. Treasury Notes, 5.50%, 2/15/08	1,273	1,282
U.S. Treasury Notes, 5.50%, 5/15/09	183	186
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	196	202
U.S. Treasury Notes, 6.00%, 8/15/09	159	164
U.S. Treasury Notes, 6.125%, 8/15/07	130	131
U.S. Treasury Notes, 6.50%, 2/15/10	366	385
		36,732

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $53,070)		52,597
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 2.5%
Canadian Governments & Municipalities 1.0%
Canada Mortgage & Housing, 2.95%, 6/2/08	100	96
Canada Mortgage & Housing, 4.80%, 10/1/10	350	344
Government of Canada, 5.25%, 11/5/08	12	12
Hydro-Quebec, 7.50%, 4/1/16	100	114
Hydro-Quebec, 8.00%, 2/1/13	11	12
Province of British Columbia, 4.625%, 10/3/06	4	4
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4
Province of Manitoba, 7.50%, 2/22/10	104	111
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	359
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	286
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	105
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	127
Province of Saskatchewan, 7.125%, 3/15/08	4	4
		1,630
Foreign Government & Municipalities
(Excluding Canadian) 1.5%
Asian Development Bank, 4.125%, 9/15/10	250	241
Asian Development Bank, 4.875%, 2/5/07	7	7
Asian Development Bank, 6.75%, 6/11/07	4	4
European Investment Bank, 3.375%, 6/12/13	250	223
European Investment Bank, 4.875%, 9/6/06	16	16
Inter-American Development Bank, 3.375%, 3/17/08	5	5
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	113
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	190
Kreditanstalt Fur Wiederaufbau, 4.75%, 1/24/07	11	11
Republic of Chile, 5.50%, 1/15/13	80	79
Republic of Italy, 2.75%, 12/15/06	12	12
Republic of Italy, 3.25%, 5/15/09	300	285
Republic of Italy, 4.375%, 10/25/06	24	24
Republic of Italy, 4.50%, 1/21/15	200	187
Republic of Italy, 5.625%, 6/15/12	8	8
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	103
Republic of South Korea, 8.875%, 4/15/08	100	106
United Mexican States, 6.375%, 1/16/13	100	103
United Mexican States, 7.50%, 1/14/12	100	108
United Mexican States, 8.00%, 9/24/22	300	348
United Mexican States, 9.875%, 2/1/10	100	113
United Mexican States, 11.375%, 9/15/16	100	140
		2,437
Total Foreign Government Obligations & Municipalities (Cost $4,082)		4,067
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Reserve Investment Fund, 5.32% (5)(6)	3,214	3,214
Total Short-Term Investments (Cost $3,214)		3,214
Total Investments in Securities
100.3% of Net Assets (Cost $169,004)		$165,941

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $814 and represents 0.5% of net assets.
(2)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(3)	Variable Rate; rate shown is effective rate at period-end
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
TBA	To Be Announced purchase commitment; TBAs totaled $2,122 (1.3% of net assets)
at period end; see Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Index Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted 'good delivery' standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a 'roll' to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or 'roll' settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $169,004,000. Net unrealized loss aggregated $3,063,000 at period-end, of which $776,000 related to appreciated investments and $3,839,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $95,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $3,214,000 and $855,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006